OTHER INCOME (Tables)	12 Months Ended
Dec. 31, 2024
OTHER INCOME
Schedule of other income

	Year ended December 31,
	2022	2023	2024

	(HK$ in thousands)
Funds distribution service income	96,676	265,686	446,708
Currency exchange service income	141,322	133,644	253,082
Technology service income	—	—	61,000
Market information and data income	41,498	37,053	22,795
Underwriting fee income	25,350	16,090	20,084
Enterprise public relations service charge income	44,033	25,941	16,706
IPO subscription service charge income	6,513	3,714	7,997
Others	36,666	45,089	50,143
Total	392,058	527,217	878,515